Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities	Accrued Liabilities
Accrued liabilities as of December 31, 2022 and December 31, 2021 consisted of the following (in thousands):

	As of December 31,
	2022	2021
Accrued compensation and benefits	$1,242	$8,027
Accrued interest expense	1,197	1,012
Accrued bonus and commissions	848	597
Accrued other	746	707
Accrued sales and other indirect taxes payable	322	322
	$4,355	$10,665

Less discontinued operations	(1,736)	(7,882)
Accrued liabilities, continuing operations	$2,619	$2,783